Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(1)(2)	Compensation Actually Paid to Former PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Company TSR(3)	Peer Group TSR(3)	Net Income ($000)	Revenue ($000)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	6,410,129	N/A	14,276,330	N/A	2,549,051	5,216,704	$697.80	$497.97	101,781	2,812,356
2024	3,096,521	N/A	8,540,114	N/A	1,376,666	3,760,596	$383.52	$348.64	68,935	1,823,889
2023	2,446,392	N/A	4,035,080	N/A	1,081,281	1,673,878	$200.88	$238.98	49,001	1,563,548
2022	2,362,627	N/A	1,381,406	N/A	1,096,401	718,360	$144.12	$185.47	21,376	1,301,674
2021	3,939,343	492,913	4,996,295	492,913	1,889,210	2,185,221	$183.35	$171.94	20,177	910,739

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Fred J. (Jule) Smith, III served as our principal executive officer (“PEO”) for each of fiscal 2025, 2024, 2023 and 2022 and a partial year in fiscal 2021. Charles E. Owens, our Vice Chairman, served as our PEO for a partial year in fiscal 2021. For fiscal 2025, our non-PEO NEOs were Messrs. Hoffman, Baugnon, Brooks, Fleming, Harper, and Armstrong. For fiscal 2024, our non-PEO NEOs were Messrs. Hoffman, Harper, Robert P. Flowers and Armstrong. For fiscal 2023, our non-PEO NEOs were Messrs. Hoffman, Harper, Flowers, Armstrong and R. Alan Palmer, who served as our Executive Vice President and Chief Financial Officer for a partial year in fiscal 2023. For fiscal 2022 and 2021, our non-PEO NEOs were Messrs. Palmer, Harper, Flowers and Armstrong.

Peer Group Issuers, Footnote
For each of fiscal 2025, 2024, 2023, 2022 and 2021, TSR for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on September 30, 2020. The yearly percentage change in cumulative TSR was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from September 30, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. The peer group (the “Peer Group”) TSR set forth in this table utilizes the Dow Jones U.S. Heavy Construction Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K and included in our 2025 Annual Report.

PEO Total Compensation Amount	$ 6,410,129	$ 3,096,521	$ 2,446,392	$ 2,362,627	$ 3,939,343
PEO Actually Paid Compensation Amount	$ 14,276,331	8,540,113	4,035,081	1,381,407	4,996,296
Adjustment To PEO Compensation, Footnote
For each of fiscal 2025, 2024, 2023, 2022 and 2021, the values included in this column for the compensation actually paid to our then-current PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively, in the table above. For the former PEO, compensation actually paid in fiscal 2021 was equal to the Summary Compensation Table (“SCT”) total.

Current PEO	2025	2024	2023	2022	2021
SCT Total for Current PEO (b)	6,410,129	3,096,521	2,446,392	2,362,627	3,939,343
- SCT “Stock Awards” column value	-2,870,328	-964,775	-793,024	-1,179,480	-2,844,325
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	2,522,413	1,550,146	878,179	946,098	3,770,802
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	1,312,283	2,496,278	1,294,332	-775,882	—
[+/-] change in fair value of equity awards granted in the covered year that vested in the covered year	2,420,946	128,292	77,507	50,257	130,476
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	4,480,888	2,233,651	131,695	-22,213	—
Compensation Actually Paid to Current PEO (c)	14,276,331	8,540,113	4,035,081	1,381,407	4,996,296

Non-PEO NEO Average Total Compensation Amount	$ 2,549,051	1,376,666	1,081,281	1,096,401	1,889,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,216,704	3,760,596	1,673,878	718,360	2,185,221
Adjustment to Non-PEO NEO Compensation Footnote
For each of fiscal 2025, 2024, 2023, 2022 and 2021, the values included in this column for the compensation actually paid to our then-current PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively, in the table above. For the former PEO, compensation actually paid in fiscal 2021 was equal to the Summary Compensation Table (“SCT”) total.

Average for Non-PEO NEOs (d)	2025	2024	2023	2022	2021
SCT Total for Non-PEO NEOs (d)	2,549,051	1,376,666	1,081,281	1,096,401	1,889,210
- SCT “Stock Awards” column value	-1,272,476	-427,263	-303,469	-453,645	-1,141,819
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	804,681	669,423	332,725	362,256	1,412,072
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	461,973	1,099,946	480,738	-296,624	—
[+/-] change in fair value of equity awards granted in the covered year that vested in the covered year	1,207,806	67,881	32,889	21,273	25,757
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	1,465,669	973,944	49,714	-11,301	—
Compensation Actually Paid to Non-PEO NEOs (e)	5,216,704	3,760,596	1,673,878	718,360	2,185,221

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR
Tabular List, Table

Revenue
Revenue growth
Adjusted EBITDA(1)
Adjusted EBITDA margin(1)

Total Shareholder Return Amount	$ 697.80	383.52	200.88	144.12	183.35
Peer Group Total Shareholder Return Amount	497.97	348.64	238.98	185.47	171.94
Net Income (Loss)	$ 101,781,000	$ 68,935,000	$ 49,001,000	$ 21,376,000	$ 20,177,000
Company Selected Measure Amount	2,812,356,000	1,823,889,000	1,563,548,000	1,301,674,000	910,739,000
Additional 402(v) Disclosure	Adjusted EBITDA and Adjusted EBITDA margin are financial measures not presented in accordance with GAAP. Adjusted EBITDA represents net income before, as applicable from time to time, (i) interest expense, net, (ii) provision (benefit) for income taxes, (iii) depreciation, depletion, accretion and amortization, (iv) share-based compensation expense, (v) loss on the extinguishment of debt, (vi) nonrecurring expenses related to transformative acquisitions, which management considers to include transactions of a size that would require clearance under federal antitrust laws, and (vii) certain management fees and expenses (for periods commencing prior to September 30, 2023). Adjusted EBITDA margin represents Adjusted EBITDA as a percentage of revenues for the applicable period.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin(1)
Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,410,129	$ 3,096,521	$ 2,446,392	$ 2,362,627	$ 3,939,343
PEO Actually Paid Compensation Amount	14,276,330	8,540,114	4,035,080	1,381,406	4,996,295
Owens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					492,913
PEO Actually Paid Compensation Amount					492,913
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,870,328)	(964,775)	(793,024)	(1,179,480)	(2,844,325)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,522,413	1,550,146	878,179	946,098	3,770,802
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,312,283	2,496,278	1,294,332	(775,882)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,420,946	128,292	77,507	50,257	130,476
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,480,888	2,233,651	131,695	(22,213)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,272,476)	(427,263)	(303,469)	(453,645)	(1,141,819)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,681	669,423	332,725	362,256	1,412,072
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,973	1,099,946	480,738	(296,624)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,207,806	67,881	32,889	21,273	25,757
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,465,669	$ 973,944	$ 49,714	$ (11,301)	$ 0